Cash and cash equivalents (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [Abstract]
Cash on hand		$ 738	$ 756
Cash at banks		38,829	49,356
Short-term investments	[1]	0	55,198
Total cash and cash equivalents		$ 39,567	105,310	$ 476,714	$ 278,842
Maximum period for fix-term deposits (promissory notes) and repurchase/resell agreement		3 days
Restricted cash [Abstract]
Restricted cash		$ 48,203	$ 37,672

[1]	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.